Annual Fund Operating Expenses - INVESCO Dividend Income Fund	Aug. 26, 2021
Class A
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Class C
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.74%
Class R
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.24%
Class Y
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.74%
Investor Class
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Class R5
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.67%
Class R6
Operating Expenses:
Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.59%